COMPULSORY LOAN (Tables)	12 Months Ended
Dec. 31, 2017
COMPULSORY LOAN
Schedule of liabilities related to the Compulsory Loan
	12/31/2017	12/31/2016
CURRENT
Interest Payable	42,260	48,193

NON-CURRENT
Credits raised	458,874	460,940

TOTAL	501,134	509,133